OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities
Financial liabilities	R$ 117,391,205	R$ 101,086,011
Credit card transactions (1)	49,053,015	35,852,340
Foreign exchange transactions (2)	32,050,063	41,677,829
Loan assignment obligations	3,488,479	3,846,323
Capitalization bonds	10,266,997	9,707,588
Securities trading	19,285,262	6,852,160
Lease liabilities (Note 23b)	3,247,389	3,149,771
Other liabilities	59,109,914	55,381,892
Third party funds in transit (3)	6,130,263	9,417,841
Provision for payments	14,897,313	13,036,420
Sundry creditors	7,717,585	6,591,177
Social and statutory	9,111,650	8,628,253
Other taxes payable	2,272,401	1,827,943
Liabilities for acquisition of assets and rights	625,933	929,055
Taxes and contributions	1,030,874	853,978
Obligations for quotas of investment funds	3,799,034	2,868,334
Other (4)	13,524,861	11,228,891
Total	R$ 176,501,119	R$ 156,467,903